THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT FEBRUARY 11, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON OR ABOUT FEBRUARY 15, 2002.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/99

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       March 29, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $494,118 (thousands)

Please note that this amendment consists solely of formerly confidential information omitted from the related initial Form 13F filed by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ALCATEL                        SPONSORED ADR       013904305      1066     22500  SHR         SOLE            22500     0      0
AMFM INC                       COM                 001693100     11569    150000  SHR         SOLE           150000     0      0
ATLANTIC RICHFIELD CO          COM                 048825103     21334    253600  SHR         SOLE           253600     0      0
CBS CORP                       COM                 12490K107      9415    157900  SHR         SOLE           157900     0      0
CHEMFIRST INC                  COM                 16361A106       224     10500  SHR         SOLE            10500     0      0
CLARIFY INC                    COM                 180492100     50463    400600  SHR         SOLE           400600     0      0
COMSAT CORP                    COM SER 1           20564D107      3898    210700  SHR         SOLE           210700     0      0
DELHAIZE AMER INC              CL A                246688105       511     25397  SHR         SOLE            25397     0      0
FIRST SEC CORP DEL             COM                 336294103      3939    165000  SHR         SOLE           165000     0      0
GTE CORP                       COM                 362320103     31581    462300  SHR         SOLE           462300     0      0
IDT CORP                       COM                 448947101      6278    279000  SHR         SOLE           279000     0      0
ILLINOVA CORP                  COM                 452317100     10625    309100  SHR         SOLE           309100     0      0
INTELLIGENT POLYMERS LTD       COM                 G48029105     10732    325200  SHR         SOLE           325200     0      0
MEDIAONE GROUP INC             COM                 58440J104     48640    620600  SHR         SOLE           620600     0      0
OGDEN CORP                     COM                 676346109       351     30000  SHR         SOLE            30000     0      0
OMNIPOINT CORP                 COM                 68212D102     87117    802000  SHR         SOLE           802000     0      0
OPTICAL COATING LAB INC        COM                 683829105     39380    115000  SHR         SOLE           115000     0      0
QWEST COMMUNICATIONS INTL INC  COM                 749121109       742     17600  SHR         SOLE            17600     0      0
SPIROS DEV CORP II INC / DURA  UNIT EX 123102      848935201      1273    160400  SHR         SOLE           160400     0      0
STARWOOD HOTELS&RESORTS WRLDWD PAIRED CTF          85590A203       437     18900  SHR         SOLE            18900     0      0
SUNBEAM CORP                   COM                 867071102       740    182200  SHR         SOLE           182200     0      0
SUNBEAM CORP.                  SRSDCV ZRO144A18    867071AA      37815    243968  PRN         SOLE           243968     0      0
TELEPHONE & DATA SYS INC       COM                 879433100     67580    552800  SHR         SOLE           552800     0      0
U S WEST INC NEW               COM                 91273H101      5061     72300  SHR         SOLE            72300     0      0
UNION CARBIDE CORP             COM                 905581104     38193    583100  SHR         SOLE           583100     0      0
WESTPOINT STEVENS INC          COM                 961238102      1773    101300  SHR         SOLE           101300     0      0
YESMAIL COM INC                COM                 98583Q101      3382     87000  SHR         SOLE            87000     0      0
